Goodwill and Other Intangible Assets - Estimated Amortization of Identifiable Intangible Assets (Details) $ in Millions	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 349
2025	297
2026	255
2027	225
2028	197
Thereafter	$ 586